Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2013	Dec. 31, 2005	Dec. 31, 2000	Dec. 31, 2016	Dec. 31, 2015
Preferred Units [Line Items]
Preferred shares issued				1,000	1,000
Noncontrolling interest, subsidiary preferred stock				$ 0.6	$ 0.6
Liquidation preference per share				$ 100,000	$ 100,000
Series A Preferred Stock [Member] | Fhn [Member]
Preferred Units [Line Items]
Preferred shares issued	1,000
Aggregate liquidation preference	$ 100.0
Proceeds from issuance of preferred stock	$ 96.0
Percentage of cumulative preferred stock	6.20%
Value of depositary share	0.025%
Preferred Class B [Member] | FT Real Estate Securities Company, Inc. [Member]
Preferred Units [Line Items]
Percentage of cumulative preferred stock			9.50%
Stock Issued During Period Shares New Issues			50
Preferred shares redemption date			Mar. 31, 2031
Liquidation preference per share			$ 1,000,000
Preferred Class B [Member] | Noncontrolling Interest [Member]
Preferred Units [Line Items]
Stock Issued During Period Shares New Issues			47
Noncumulative Preferred Stock [Member] | First Tennessee Bank National Association [Member]
Preferred Units [Line Items]
Stock Issued During Period Shares New Issues		300,000
Liquidation preference per share		$ 1,000
Preferred stock dividends, variable rate basis, three month LIBOR		three month LIBOR
Declared And Accrued Preferred Stock Basis Spread on Variable Rate		0.85%
Declared And Accrued Preferred Stock Dividend Fixed Rate		3.75%
Class A Preferred Stock [Member] | First Tennessee Bank National Association [Member]
Preferred Units [Line Items]
Noncontrolling interest, subsidiary preferred stock				$ 294.8	$ 294.8